DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - VIE Agreements (Details) - CNY (¥) ¥ in Millions		1 Months Ended	12 Months Ended
	Mar. 15, 2018	Mar. 31, 2018	Dec. 31, 2018	Mar. 19, 2019	Dec. 28, 2018
ATA Testing | ATA Intelligent Learning's nominee shareholders, Mr. Kevin Xiaofeng Ma, and Mr. Haichang Xiong
Variable Interest Entity
Loan amount		¥ 10.0
Term of loan		10 years
ATA Testing | ATA Intelligent Learning's nominee shareholders, Mr. Kevin Xiaofeng Ma, and Mr. Haichang Xiong | Subsequent Events
Variable Interest Entity
Loan amount				¥ 30.0
ATA Testing | ATA Intelligent Learning's nominee shareholders, Mr. Kevin Xiaofeng Ma, and Mr. Haichang Xiong | Loan on March 15, 2018
Variable Interest Entity
Loan amount	¥ 1.0
Term of loan			9 years 2 months 12 days
ATA Testing | ATA Intelligent Learning's nominee shareholders, Mr. Kevin Xiaofeng Ma, and Mr. Haichang Xiong | Loan on December 28, 2018
Variable Interest Entity
Loan amount					¥ 9.0
Term of loan			10 years
ATA Intelligent Learning | ATA Testing
Variable Interest Entity
Percentage of equity interest that can be acquired as per exclusive purchase option			100.00%
Term of agreement	30 years
Amount that can be acquired from the shareholders of ATA Intelligent Learning		¥ 10.0
Notice period prior to expiration of agreement		30 days
ATA Intelligent Learning | ATA Testing | Exclusive technical consulting and services agreement
Variable Interest Entity
Automatic renewal term of the agreement	10 years
Notice period prior to expiration of agreement	3 months
Mr. Kevin Xiaofeng Ma | ATA Intelligent Learning | Minimum
Variable Interest Entity
Total ordinary shares issued and outstanding held (as a percentage)			50.00%
Mr. Kevin Xiaofeng Ma | ATA Intelligent Learning
Variable Interest Entity
Legal ownership interest (as a percent)			90.00%
Mr. Haichang Xiong | ATA Intelligent Learning
Variable Interest Entity
Legal ownership interest (as a percent)			10.00%